Note to the cash flow statement	12 Months Ended
Dec. 31, 2022
Note to the cash flow statement
Note to the cash flow statement

28. Note to the cash flow statement

The following table details the adjustments related to the operating cash flow:

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and impairment	€65,566	€34,636	€18,682
Share-based compensation expenses	88,506	70,726	79,959
Increase/decrease (-) in retirement benefit obligations and provisions	136	(2,347)	(260)
Unrealized exchange losses/gains (-) and non-cash other financial result	(41,970)	(57,073)	105,055
Discounting effect of non-current deferred income	7,672	9,289	16,278
Discounting effect of other non-current liabilities	2,271	—	—
Fair value re-measurement of warrants	(186)	(2,960)	(3,034)
Net change in (fair) value of current financial investments	(6,929)	(119)	15,900
Fair value adjustment financial assets held at fair value through profit or loss	—	4,919	(2,396)
Other non-cash expenses	2,229	648	539
Total adjustment for non-cash transactions	€117,296	€57,718	€230,723

Adjustment for items to disclose separately under operating cash flow
Interest expense	€6,967	€11,656	€9,424
Interest income	(14,344)	(2,853)	(7,476)
Tax expense	2,844	2,423	2,119
Total adjustment for items to disclose separately under operating cash flow	€(4,533)	€11,227	€4,067

Adjustment for items to disclose under investing and financing cash flows
Gain on disposal of subsidiaries	€—	€(22,191)	€—
Gain (-)/loss on sale of fixed assets	(23)	—	82
Realized exchange gain on sale of current financial investments	—	(6,645)	—
Interest income on current financial investments	(3,766)	(12)	(2,554)
Total adjustment for items to disclose separately under investing and financing cash flow	€(3,789)	€(28,847)	€(2,472)

Change in working capital other than deferred income
Increase in inventories	€(34,588)	€(21,168)	€(100)
Increase (-)/ decrease in receivables	68,984	79,859	(177,155)
Increase/decrease (-) in liabilities	(2,083)	(35,353)	31,163
Total change in working capital other than deferred income	€32,313	€23,337	€(146,092)